Customer Deposits - Schedule of Customer Deposits By Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of customer deposits [line items]
Non-interest bearing	€ 43,812		€ 42,182
Interest bearing	530,543		513,546
Customer deposits	574,355	[1]	555,729	[2]
Netherlands [member]
Disclosure of customer deposits [line items]
Non-interest bearing	19,030		16,841
Interest bearing	159,546		155,910
Customer deposits	178,576		172,751
International [member]
Disclosure of customer deposits [line items]
Non-interest bearing	24,782		25,342
Interest bearing	370,997		357,635
Customer deposits	€ 395,779		€ 382,977

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]	Prior period amounts for coupon interest have been updated to improve consistency and comparability.